DERIVATIVE WARRANT LIABILITY		1 Months Ended	12 Months Ended
	Jul. 29, 2022 USD ($) shares $ / shares	Aug. 31, 2022 USD ($)	Oct. 31, 2022 USD ($) shares Segment $ / shares	Oct. 31, 2021 USD ($) shares	Jan. 31, 2021 shares	Oct. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares	Sep. 30, 2020 shares $ / shares	Sep. 30, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares	Jul. 31, 2020 shares $ / shares	Jul. 31, 2020 shares $ / shares	Jan. 31, 2020 shares
IfrsStatementLineItems [Line Items]
DERIVATIVE WARRANT LIABILITY

13. DERIVATIVE WARRANT LIABILITY

In July and August 2020, in connection with a private placement, the Company issued 267,745 warrants with an exercise price of CAD$3.47 ($2.66) per warrant with an expiry date of twenty-four months from the time the Company completes a bone-fide public offering of common shares under a prospectus or registration statement filed with the securities regulatory authorities in Canada or the United States (the “Liquidity Event”). As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instrument measured at fair value at the end of each reporting period. On July 29, 2022, the Company amended the exercise price of 86,537 of the warrants to $2.66. As a result, the derivative liability associated with these warrants at the time of $136,047 was derecognized and recorded to equity. The fair value at the time of derecognition was based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock - $2.85, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 2.92% and an expected remaining life – 2.01 years. As at October 31, 2022, the fair value of the remaining 181,208 warrants which were not repriced (and therefore continue to be recognized as derivative financial instruments) was determined to be $30,469 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$1.49, expected dividend yield – 0%, expected volatility – 72%, risk-free interest rate – 3.90% and an expected remaining life – 1.76 years (2022 - $818,871 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$5.64, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 1.11% and an expected remaining life – 1.66 years).

In August and September 2020, in connection with a private placement, the Company issued 382,246 warrants with an exercise price of CAD$10.42 ($7.80) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instrument measured at fair value at the end of each reporting period. As at October 31, 2022, the fair value of the warrants was determined to be $8,655 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – CAD$1.49, expected dividend yield – 0%, expected volatility – 72%, risk-free interest rate – 3.90% and an expected remaining life – 1.76 years. (2021 - $764,106 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – CAD$5.64, expected dividend yield – 0%, expected volatility – 100%, risk-free interest rate – 1.11% and an expected remaining life – 1.66 years).

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

13.	DERIVATIVE WARRANT LIABILITY (continued)

In August 2022, in connection with the units issued as part of the Company’s IPO, the Company issued 3,728,549 warrants with an exercise price of $4.16 per warrant with an expiry date of five years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. As at October 31, 2022, the fair value of the warrants was determined to be $1,097,323 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $1.09, expected dividend yield – 0%, expected volatility – 67%, risk-free interest rate – 3.43% and an expected remaining life – 4.76 years.

In August 2022, in connection with the units issued as part of its December Senior Secured Promissory Notes, the Company issued 360,577 warrants with an exercise price of $4.16 per warrant with an expiry date of five years from the date of issuance. The warrants contain a cashless exercise provision which enables the holder to receive common shares equal to the fair value of the warrants based on the number of warrants to be exercise multiplied by the fair value of the common shares less the exercise price with the difference divided by the fair value of the share. If a warrant holder exercises this option, there will be variability in the number of shares issued, therefore they are a derivative financial instrument measured at fair value at the end of each reporting period. At issuance, the fair value of the warrants was determined to be $488,147 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $2.81, expected dividend yield – 0%, expected volatility – 66%, rick-free interest rate – 2.79% and an expected remaining life – 5 years. As at October 31, 2022, the fair value of the warrants was determined to be $106,119 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: fair value of the underlying stock – $1.09, expected dividend yield – 0%, expected volatility – 67%, rick-free interest rate – 3.43% and an expected remaining life – 4.76 years.

The following is a continuity of the Company’s derivative warrant liability:

Balance, January 31, 2020	$-
Issued during the period	953,850
Change in fair value of derivative	536,209
Balance, January 31, 2021	$1,490,059
Change in fair value of derivative	92,918
Balance, October 31, 2021	$1,582,977
Issued during the period	5,535,852
Change in fair value of derivative	(5,740,202)
Derecognition of warrant derivative	(136,047)
Balance, October 31, 2022	$1,242,580

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

Number of warrants, issued | shares			5,082,225	730,258	730,258
Derecognition of warrant derivative			$ (136,047)
Derivative fair value share price | $ / shares						$ 5.64
Expected dividend yield			0.00%		0.00%
Expected volatility			100.00%		100.00%
Risk-free interest rate			1.11%		0.25%
Expected remaining life			1 year 7 months 28 days
Fair value of warrants liability			$ 818,871
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued	86,537		181,208							267,745	267,745	267,745	267,745
Warrant exercise price | (per share)	$ 2.66									$ 2.66	$ 3.47	$ 2.66	$ 3.47
Derecognition of warrant derivative	$ 136,047
Derivative fair value share price | (per share)	$ 2.85					1.49
Expected dividend yield	0.00%		0.00%
Expected volatility	100.00%		72.00%
Risk-free interest rate	2.92%		3.90%
Expected remaining life	2 years 3 days		1 year 9 months 3 days
Fair value of warrants liability			$ 30,469
Warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares								382,246	382,246
Warrant exercise price | (per share)								$ 7.80	$ 10.42
Derivative fair value share price | $ / shares						$ 1.49	$ 5.64
Expected dividend yield			0.00%	0.00%
Expected volatility			72.00%	100.00%
Risk-free interest rate			3.90%	1.11%
Expected remaining life			1 year 9 months 3 days	1 year 7 months 28 days
Fair value of warrants liability			$ 8,655	$ 764,106
Warrants [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares										3,728,549	3,728,549
Warrant exercise price | $ / shares										$ 4.16
Derivative fair value share price | $ / shares			$ 1.09
Expected dividend yield			0.00%
Expected volatility			67.00%
Risk-free interest rate		2.79%	3.43%
Expected remaining life			4 years 9 months 3 days
Fair value of warrant			$ 1,097,323
Warrants [member] | Initial public offering [member] | Underwriter [member]
IfrsStatementLineItems [Line Items]
Derivative fair value share price | $ / shares			$ 1.09
Expected dividend yield			0.00%
Risk-free interest rate			3.43%
Expected remaining life			4 years 9 months 3 days
Fair value of warrants liability			$ 106,119
Expected volatility			67.00%
Warrants [member] | December senior secured promissory notes [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares										360,577	360,577
Warrant exercise price | $ / shares										$ 4.16
Derivative fair value share price | $ / shares			$ 2.81
Expected dividend yield			0.00%
Expected volatility			66.00%
Expected remaining life			5 years
Fair value of warrant		$ 488,147